SHARE-BASED PAYMENTS	9 Months Ended
Sep. 30, 2020
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 6 — SHARE-BASED PAYMENTS

In January 2020, the Company’s Board of Directors approved a grant of a total of 3,942,284 options and 194,887 RSUs to 12 employees. The grant of 1,332,195 options and 194,887 RSUs was subject to the effectiveness of a Registration Statement on Form S-8, which became effective on March 4, 2020 and the grant of 1,676,425 options to the CEO was approved by the Company's shareholders on March 18, 2020.

In May 2020, the Company’s Board of Directors approved a grant of a total of 2,326,555 options and 173,155 RSUs to 29 employees.

In May 2020, the Company granted 440,000 options to four directors.

As to grants of options and RSUs subsequent to September 30, 2020, see Note 8.